Capital and Reserves	12 Months Ended
Dec. 31, 2020
Capital and reserves [Abstract]
Capital and Reserves
26. Capital and Reserves

•	Share capital

Quantity of shares at December 31 2020				Share capital December 31 2020
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Pending issuance or distribution	Paid-in
Ordinary	612,710,079	1	1	612,615	95	612,710
On April 24, 2019 the shareholders meeting of BBVA Argentina and the shareholders meetings of its subsidiary BBVA Francés Valores S.A. approved the merger of the two companies, effective as from October 1, 2019. Prior to the merger, BBVA Argentina had a 95% holding of shares and votes of BBVA Francés Valores S.A.
On October 9, 2019, the Argentine Securities Commision (CNV) handed down Resolution No. 20484/2019 concerning the merger, by which Banco BBVA Argentina S.A. was authorized to proceed with the issuance of 50,441 common book-entry shares, with a nominal value of $ 1 and entitled to one (1) vote each, that will be given to the minority shareholders of BBVA Francés Valores S.A.
As of the date of these consolidated financial statements, the merger and the ensuing capital stock increase are in the process of being registered with the Argentine Superintendence of Corporations (IGJ).
The following table shows the reconciliation of the number of shares at opening date to closing date:

Quantity of shares at December 31, 2018	612,659,638

Insuance of shares 2019 (*)	50,441
Quantity of shares at December 31, 2019	612,710,079

Quantity of shares at December 31, 2020	612,710,079

(*)	Pending issuance.

•	Share premium
The share premium account represents the difference between the par value of the shares issued and the subscription price.

•	Inflation adjustment to share capital
It comprises the cumulative monetary inflation adjustment on the share capital.

•	Fair value reserve
The fair value reserve comprises the cumulative net change in the fair value of financial assets measured at FVOCI, net of the related income tax.

•	Legal reserve
BCRA regulations establish that 20% of net income as determined in accordance with BCRA Generally Accepted Accounting Principles (BCRA GAAP), should be allocated to the legal reserve.

•	Other reserve
Set up to fulfil the requirement of CNV where the entire balance of retained earnings determined in accordance with BCRA GAAP needs to be allocated by the Shareholders’ meeting to cash dividends, dividends in shares, set up reserves other than the legal reserve, or a combination of all of them.

•	Restrictions to the payment of dividends
For statutory purposes, the Bank prepares financial statements in accordance with BCRA GAAP. Dividend distributions are determined by the Shareholders based on these statutory financial statements.
Pursuant to the provisions in the regulation in force issued by the BCRA, financial institutions shall apply an annual 20% of the year’s profits determined in accordance with BCRA GAAP to increase legal reserves.
Furthermore, pursuant to the requirements in General Resolution No. 622 issued by the CNV, the Shareholders’ Meeting considering the financial statements with positive accumulated results determined in accordance with BCRA GAAP shall specifically provide for the allocation of those results.
Specifically, the mechanism to be followed by financial institutions to assess distributable amounts is defined by the BCRA through the regulations in force on the “Distribution of earnings”, provided certain conditions are not met, such as the registration for financial assistance for lack of liquidity granted by that entity, deficiencies in capital or minimum cash contributions and the existence of a certain type of penalty set forth by various regulators and weighted as significant and/or failure to implement corrective measures, among other conditions.
On September 20, 2017, BCRA issued Communication “A” 6327, which establishes that financial entities will not be able to make profit distributions with the profit that is originated by the first application of the IFRS, and must constitute a special reserve that can only be used for capitalization or to absorb eventual negative balances of the item “Retained earnings”.
In addition, the Bank shall maintain a minimum capital after the proposed distribution of profits.
On May 15, 2020 the Shareholders’ Meeting approved the distribution of dividends for an amount of 2,500,000 in nominal value (corresponding to 3,063,448 in terms of currency as of December 31, 2020).
On November 20, 2020 the Shareholders’ Meeting approved the distribution of dividends for an amount of 12,000,000 in nominal value (corresponding to 12,480,660 in terms of currency as of December 31, 2020). BCRA through Communication “A” 6768 issued on August 30, 2019 and Communication “A” 6886 issued on January 31, 2020, provides that financial institutions must have the formal authorization of the BCRA before cancellation of dividends. Subsequently, BCRA issued Communication “A” 7181 that suspended those payments until June 30, 2021.
The cash dividend payment declared by the shareholders will be made effective after suspension is terminated and BCRA formally approve the payment.